CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Common Stock Sponsor	Common Stock Representative	Common Stock	Additional Paid-in Capital Sponsor	Additional Paid-in Capital Representative	Additional Paid-in Capital	Accumulated Deficit	Sponsor	Representative	Total
Beginning balance at Sep. 01, 2021			$ 0			$ 0	$ 0			$ 0
Beginning balance (in shares) at Sep. 01, 2021			0
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Issuance of common stock	$ 517	$ 18		$ 24,483	$ 897			$ 25,000	$ 915
Issuance of common stock (in shares)	5,175,000	180,000
Sale of 796,000 Private Placement Units			$ 80			7,959,920				7,960,000
Sale of 796,000 Private Placement Units (in shares)			796,000
Proceeds allocated to Public Rights						17,595,000				17,595,000
Accretion of Common stock subject to redemption						(24,217,520)				(24,217,520)
Net income (loss)							(235,380)			(235,380)
Ending balance at Dec. 31, 2021			$ 615			1,362,780	(235,380)			1,128,015
Ending balance (in shares) at Dec. 31, 2021			6,151,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Net income (loss)							(226,114)			(226,114)
Ending balance at Mar. 31, 2022			$ 615			1,362,780	(461,494)			901,901
Ending balance (in shares) at Mar. 31, 2022			6,151,000
Beginning balance at Dec. 31, 2021			$ 615			1,362,780	(235,380)			1,128,015
Beginning balance (in shares) at Dec. 31, 2021			6,151,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Net income (loss)										(1,470)
Ending balance at Sep. 30, 2022			$ 615			658,439	(236,850)			422,204
Ending balance (in shares) at Sep. 30, 2022			6,151,000
Beginning balance at Mar. 31, 2022			$ 615			1,362,780	(461,494)			901,901
Beginning balance (in shares) at Mar. 31, 2022			6,151,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Net income (loss)							(101,620)			(101,620)
Ending balance at Jun. 30, 2022			$ 615			1,362,780	(563,114)			800,281
Ending balance (in shares) at Jun. 30, 2022			6,151,000
CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY
Net income (loss)							326,264			326,264
Remeasurement of Common stock subject to redemption						(704,341)				(704,341)
Ending balance at Sep. 30, 2022			$ 615			$ 658,439	$ (236,850)			$ 422,204
Ending balance (in shares) at Sep. 30, 2022			6,151,000